Financial risk management - contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Trade and other payables	$ 30,562	$ 21,270
Borrowings	1,195	149
Total financial liabilities	31,757	21,419
2018
Disclosure of financial liabilities [line items]
Trade and other payables	30,562	21,270
Borrowings	1,188	143
Total financial liabilities	31,750	21,413
From 1 to 5 years
Disclosure of financial liabilities [line items]
Borrowings	7	6
Total financial liabilities	$ 7	$ 6